Debentures (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Maturities of Debt Disclosure

The following table presents interest rates and maturities of debentures:

	Interest rates	Maturities	2010	2011
	(%)		(in millions of yen)
Five-year coupon debentures	0.06 – 0.66	Apr.2011-Apr.2016	1,517,798	740,933

Note: Interest rates and maturities shown are as of March 31, 2011.